ING INVESTORS TRUST

ING Franklin Income Portfolio

ING JPMorgan Small Cap Core Equity Portfolio

ING SEPARATE PORTFOLIOS TRUST

ING Investment Grade Credit Fund (formerly, ING SPorts Core Fixed Income Fund)

 (each a “Portfolio” or “Fund” and collectively the “Portfolios/Fund”)

Supplement dated February 22, 2013

to the Portfolios’/Fund’s current prospectuses (“Prospectuses”)

ING Franklin Income Portfolio

Effective December 31, 2012, Charles B. Johnson was removed as a portfolio manager of the Portfolio.  The Portfolio’s Prospectuses are hereby revised as follows:

1.              The sub-section entitled “Portfolio Management — Portfolio Managers” of the summary section of the Portfolio’s Prospectuses, is hereby deleted in its entirety and replaced with the following:

Portfolio Managers

Edward D. Perks	Alex Peters
Portfolio Manager (since 04/06)	Portfolio Manager (since 04/10)
Matt Quinlan
Portfolio Manager (since 04/10)

2.              The third paragraph of the sub-section entitled “Management of the Portfolios — The Sub-Advisers and Portfolio Managers - ING Franklin Income Portfolio” is hereby deleted in its entirety.

ING JPMorgan Small Cap Core Equity Portfolio

Effective February 4, 2013, Glenn Gawronski was removed as a portfolio manager and Christopher Jones was added as a portfolio manager of the Portfolio.  The Portfolio’s Prospectuses are hereby revised as follows:

3.              The sub-section entitled “Portfolio Management — Portfolio Managers” of the summary section of the Portfolio’s Prospectuses, is hereby deleted in its entirety and replaced with the following:

Portfolio Managers

Dennis S. Ruhl	Phillip D. Hart
Portfolio Manager (since 08/04)	Portfolio Manager (since 11/11)
Don San Jose	Christopher Jones
Portfolio Manager (since 11/11)	Portfolio Manager (since 02/13)

4.              The seventh paragraph of the sub-section entitled “Management of the Portfolios — The Sub-Advisers and Portfolio Managers - ING JPMorgan Small Cap Core Equity Portfolio” is hereby deleted in its entirety and replaced with the following:

Christopher Jones, CFA, Managing Director, and Portfolio Manager, is the chief investment officer of the U.S. Equity Growth and Small Cap team.  Mr. Jones has worked as a portfolio manager with JPMorgan and various affiliates (or their predecessors) since 1982.

ING Investment Grade Credit Fund:

Effective February 15, 2013, Richard Kilbride and Karen Cronk were removed as portfolio managers of the Fund.  The Fund’s Prospectuses are hereby revised as follows:

5.              The sub-section entitled “Portfolio Management” of the summary section of the Fund’s Prospectuses, is hereby deleted in its entirety and replaced with the following:

PORTFOLIO MANAGEMENT

Investment Adviser
ING Investment Management Co. LLC

Portfolio Managers
Mike Hyman
Portfolio Manager (since 07/12)
Kurt Kringelis
Portfolio Manager (since 07/12)

6.              The sub-section entitled “Management of the Fund — The Investment Adviser - Portfolio Managers - ING Investment Grade Credit Fund” is hereby amended to remove all reference to Richard Kilbride and Karen Cronk.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING INVESTORS TRUST

ING Franklin Income Portfolio

ING JPMorgan Small Cap Core Equity Portfolio

ING SEPARATE PORTFOLIOS TRUST

ING Investment Grade Credit Fund (formerly, ING SPorts Core Fixed Income Fund)

 (each a “Portfolio” or “Fund” and collectively the “Portfolios/Fund”)

Supplement dated February 22, 2013

to the Portfolios’/Fund’s current Statements of Additional Information (“SAIs”)

ING Franklin Income Portfolio

1.                                      Effective December 31, 2012, Charles B. Johnson was removed as a portfolio manager of the Portfolio.  The Portfolio’s SAI is hereby amended to remove all reference to Charles B. Johnson.

ING JPMorgan Small Cap Core Equity Portfolio:

2.                                      Effective February 4, 2013, Glenn Gawronski was removed as a portfolio manager and Christopher Jones was added as a portfolio manager of the Portfolio.  The Portfolio’s SAI is hereby revised as follows:

The tables in the sub-sections entitled “Other Managed Accounts” and “Portfolio Managers Ownership of Securities” under the section entitled “Portfolio Managers — ING Morgan Stanley Global Franchise Portfolio” in the Portfolio’s SAI are hereby revised to remove all reference to Glenn Gawronski and to include the following:

The sub-section entitled “Portfolio Managers — Other Managed Accounts” is hereby amended to add the following:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets(2)	Number of Accounts	Total Assets
Christopher Jones(1)	16	$17,266,174	1	$181,870	1	$26,794

(1)              As of October 31, 2012.

(2)              One of these accounts with total assets of $102,846 has a performance-based advisory fee.

The sub-section entitled “Portfolio Manager Ownership of Securities” is hereby amended to add the following:

Portfolio Manager	Dollar Range of Portfolio Shares Owned
Christopher Jones	None

ING Investment Grade Credit Fund:

3.                                      Effective February 15, 2013, Richard Kilbride and Karen Cronk were removed as portfolio managers of the Fund.  The Fund’s SAIs are hereby amended to remove all reference to Richard Kilbride and Karen Cronk.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE